UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01525

ALLSTATE ASSURANCE COMPANY

SEPARATE ACCOUNT B

(Exact name of Registrant as specified in charter)

3100 Sanders Road, Suite J5B

Northbrook, IL 60062

(Address of principal executive offices) (Zip code)

Director of Illinois

Department of Insurance

320 West Washington Street

Springfield, IL 62767

(Name and address of agent for service)

Registrant’s telephone number, including area code: (847) 402-5000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2014 – June 30, 2015

Item 1. Proxy Voting Record.

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2015 and with respect to which the Registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the Registrant cast its vote on the matter;

(h)	How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the Registrant cast its vote for or against management.

Exhibit A

PROXY VOTING RECORD

Issuer: Allegion plc

Ticker Symbol:	ALLE	CUSIP:	G0176J109

Meeting Date:	06/10/2015	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1	Directors: a) Michael J. Chesser b) Carla Cico c) Kirk S. Hachigian d) David D. Petratis e) Dean I. Schaffer f) Martin E. Welch, III	For	For	Management

2	Advisory approval of the compensation of the Company’s named executive officers.	For	For	Management

3	Approval of the appointment of PricewaterhousesCoopers as independent auditors of the Company and authorize the Audit and Finance Committee of the Board of Directors to set the auditor’ remuneration.	For	For	Management

4	Approval of the material terms of the performance goals under the Company’s Incentive Stock Plan of 2013.	For	For	Management

5	Approval of the material terms of the performance goals under the Company’s Senior Executive Performance Plan.	For	For	Management

Issuer: American Express Company

Ticker Symbol:	AXP	CUSIP:	025816109

Meeting Date:	05/11/2015	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

a) Charlene Barshefsky

b) Ursula Burns

c) Kenneth Chenault

d) Peter Chernin

e) Anne Lauvergeon

f) Michael Leavitt

g) Theodore Leonsis

h) Richard Levin

i) Samuel Palmisano

j) Daniel Vasella

k) Robert Walter

l) Ronald Williams

		For	For	Management

2	Ratification of appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for 2015	For	For	Management

3	Advisory resolution to approve executive compensation	For	For	Management

4	Shareholder proposal relating to annual disclosure of EEO-1 data.	Against	Against	Shareholder

5	Shareholder proposal relating to report on privacy, data security and government requests.	Against	Against	Shareholder

6	Shareholder proposal relating to action by written consent.	Against	Against	Shareholder

7	Shareholder proposal relating to lobbying disclosures.	Against	Against	Shareholder

8	Shareholder proposal relating to independent board chairman.	Against	Against	Shareholder

Issuer: Apple Inc.

Ticker Symbol:	AAPL	CUSIP:	037833100

Meeting Date:	03/10/2015	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1	Directors: a) Tim Cook b) Al Gore c) Bob Iger d) Andrea Jung e) Art Levinson f) Ron Sugar g) Sue Wagner	For	For	Management

2	Ratification of the appointment of Ernst & Young LLP as the Company’s independent registered public accounting firm for 2015	For	For	Management

3	An advisory resolution to approve executive compensation	For	For	Management

4	The amendment of the Apple Inc. Employee Stock Purchase Plan	For	For	Management

5	A shareholder proposal by the National Center for Public Policy Research entitled “Risk Report”	Against	Against	Shareholder

6	A shareholder proposal by Mr. James McRitchie and Mr. John Harrington entitled “Proxy Access for Shareholders”	Against	Against	Shareholder

Issuer: Caterpillar Inc.

Ticker Symbol:	CAT	CUSIP:	149123101

Meeting Date:	06/10/2015	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

a) David L. Calhoun

b) Daniel M. Dickinson

c) Juan Gallardo

d) Jesse J. Greene, Jr.

e) Jon M. Huntsman, Jr.

f) Dennis A. Muilenburg

g) Douglas R. Oberhelman

h) William A. Osborn

i) Debra L. Reed

j) Edward B. Rust, Jr.

k) Susan C. Schwab

l) Miles D. White

		For	For	Management

2	Ratify the appointment of independent registered public accounting firm for 2015	For	For	Management

3	Advisory vote on executive compensation	For	For	Management

4	Stockholder proposal – Independent board chairman	Against	Against	Shareholder

5	Stockholder proposal – Stockholder right to act by written consent	Against	Against	Shareholder

6	Stockholder proposal – Review of Global Corporate Standards	Against	Against	Shareholder

7	Stockholder proposal – Review of Human Rights Policy	Against	Against	Shareholder

Issuer: Chevron Corporation

Ticker Symbol:	CVX	CUSIP:	166764100

Meeting Date:	05/27/2015	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

a) A. B. Cummings, Jr.

b) L. F. Deily

c) R. E. Denham

d) A. P. Gast

e) E. Hernandez, Jr.

f) J. M. Huntsman, Jr.

g) C. W. Moorman

h) J. G. Stumpf

i) R. D. Sugar

j) I. G. Thulin

k) C. Ware

l) J. S. Watson

		For	For	Management

2	Ratification of appointment of independent registered public accounting firm	For	For	Management

3	Advisory vote to approve named executive officer compensation	For	For	Management

4	Disclose Charitable Contributions of $5,000 or more	Against	Against	Shareholder

5	Report on Lobbying	Against	Against	Shareholder

6	Cease using corporate funds for political purposes	Against	Against	Shareholder

7	Adopt dividend policy	Against	Against	Shareholder

8	Adopt targets to reduce GHG emissions	Against	Against	Shareholder

9	Report on shale energy operations	Against	Against	Shareholder

10	Adopt proxy access bylaw	Against	Against	Shareholder

11	Adopt policy for independent chairman	Against	Against	Shareholder

12	Recommend independent director with environmental expertise	Against	Against	Shareholder

13	Set special meetings threshold at 10%	Against	Against	Shareholder

Issuer: Cisco Systems, Inc.

Ticker Symbol:	CSCO	CUSIP:	17275R102

Meeting Date:	11/20/2014	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

a) Carol A. Bartz

b) M. Michele Burns

c) Michael D. Capellas

d) John T. Chambers

e) Brian L. Halla

f) Dr. John L. Hennessy

g) Dr. Kristina M. Johnson

h) Roderick C. McGeary

i) Arun Sarin

j) Steven M. West

		For	For	Management

2	Approval of amendment and restatement of the Employee Stock Purchase Plan	For	For	Management

3	Ratification of PricewaterhouseCoopers LLP as Cisco’s independent registered public accounting firm for fiscal 2015	For	For	Management

4	Approval to recommend that Cisco establish a public policy committee of the board	Against	Against	Shareholder

5	Approval to request the board to amend Cisco’s governing documents to allow proxy access for specified categories of shareholders	Against	Against	Shareholder

6	Approval to request Cisco to provide a semiannual report on political-related contributions and expenditures	Against	Against	Shareholder

Issuer: Dominion Resources, Inc.

Ticker Symbol:	D	CUSIP:	25746U109

Meeting Date:	05/06/2015	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

a) William P. Barr

b) Helen E. Dragas

c) James O. Ellis, Jr.

d) Thomas F. Farrell, II

e) John W. Harris

f) Mark J. Kington

g) Pamela J. Royal, M.D.

h) Robert H. Spilman, Jr.

i) Michael E. Szymanczyk

j) David A. Wollard

		For	For	Management

2	Ratification of appointment of the independent auditors for 2015	For	For	Management

3	Advisory vote on Approval of Executive Compensation (Say On Pay)	For	For	Management

4	Approval of an amendment to our bylaws	For	For	Management

5	Right to act by written consent	Against	Against	Shareholder

6	New nuclear construction	Against	Against	Shareholder

7	Report on Methane Emissions	Against	Against	Shareholder

8	Sustainability as a performance measure for executive compensation	Against	Against	Shareholder

9	Report on the financial risks to Dominion posed by climate change	Against	Against	Shareholder

10	Adopt Quantitative Goals for Reducing Greenhouse Gas Emissions	Against	Against	Shareholder

11	Report on Bioenergy	Against	Against	Shareholder

Issuer: EMC Corporation

Ticker Symbol:	EMC	CUSIP:	268648102

Meeting Date:	04/30/2015	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

a) Jose E. Almeida

b) Michael W. Brown

c) Donald J. Carty

d) Randolph L. Cowen

e) James S. Distasio

f) John R. Egan

g) William D. Green

h) Edmund F. Kelly

i) Jami Miscik

j) Paul Sagan

k) David N. Strohm

l) Joseph M. Tucci

		For	For	Management

2	Ratification of the selection by the Audit Committee of PricewaterhouseCoopers LLP as EMC’s independent auditors for the fiscal year ending December 31, 2015, as described in EMC’s Proxy Statement	For	For	Management

3	Advisory approval of our executive compensation, as described in EMC’s Proxy Statement	For	For	Management

4	Approval of the EMC Corporation Amended and Restated 2003 Stock Plan, as described in EMC’s Proxy Statement	For	For	Management

5	To act upon a shareholder proposal relating to an independent board chairman, as described in EMC’s Proxy Statement	Against	Against	Shareholder

Issuer: Emerson Electric Co.

Ticker Symbol:	EMR	CUSIP:	291011104

Meeting Date:	02/03/2015	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1	Directors: a) A. F. Golden b) W. R. Johnson c) C. Kendle d) J. S. Turley e) A. A. Busch, III	For	For	Management

2	Approval, non-binding advisory vote, of Emerson Electric Co. executive compensation	For	For	Management

3	Approval of the Emerson Electric Co. 2015 Incentive Shares Plan	For	For	Management

4	Re-approval of the performance measures under the Emerson Electric Co. Annual Incentive Plan	For	For	Management

5	Ratification of KPMG LLP as independent registered public accounting firm	For	For	Management

6	Approval of the stockholder proposal requesting issuance of a sustainability report as described in the Proxy Statement	Against	Against	Shareholder

7	Approval of the stockholder proposal requesting issuance of a political contributions report as described in the Proxy Statement	Against	Against	Shareholder

8	Approval of the stockholder proposal requesting issuance of a lobbying report as described in the Proxy Statement	Against	Against	Shareholder

Issuer: Express Scripts Holding Company

Ticker Symbol:	ESRX	CUSIP:	30219G108

Meeting Date:	05/06/2015	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

a) Gary G. Benanav

b) Maura C. Breen

c) William J. DeLaney

d) Elder Granger, MD

e) Nicholas J. LaHowchic

f) Thomas P. Mac Mahon

g) Frank Mergenthaler

h) Woodrow A. Myers, Jr., MD

i) Roderick A. Palmore

j) George Paz

k) William L. Roper, MD, MPH

l) Seymour Sternberg

		For	For	Management

2	To ratify the appointment of PriceWaterhouseCoopers LLP as the Company’s independent registered public accountants for 2015	For	For	Management

3	To approve, by non-binding vote, executive compensation	For	For	Management

4	Stockholder proposal regarding political disclosure and accountability	Against	Against	Shareholder

5	Stockholder proposal regarding an independent board chairman	Against	Against	Shareholder

Issuer: Exxon Mobil Corporation

Ticker Symbol:	XOM	CUSIP:	30231G102

Meeting Date:	05/27/2015	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

a) M.J. Boskin

b) P. Brabeck-Letmathe

c) U. M. Burns

d) L. R. Faulkner

e) J. S. Fishman

f) H. H. Fore

g) K. C. Frazier

h) D. R. Oberhelman

i) S. J. Palmisano

j) S. S. Reinemund

k) R. W. Tillerson

l) W. C. Weldon

		For	For	Management

2	Ratification of Independent Auditors (Page 60)	For	For	Management

3	Advisory Vote to Approve Executive Compensation (Page 61)	For	For	Management

4	Independent chairman (Page 63)	Against	Against	Shareholder

5	Proxy access bylaw (Page 64)	Against	Against	Shareholder

6	Climate expert on board (Page 66)	Against	Against	Shareholder

7	Board quota for women (Page 67)	Against	Against	Shareholder

8	Report on compensation for women (Page 68)	Against	Against	Shareholder

9	Report on lobbying (Page 69)	Against	Against	Shareholder

10	Greenhouse gas emissions goals (Page 70)	Against	Against	Shareholder

11	Report on hydraulic fracturing (Page 72)	Against	Against	Shareholder

Issuer: General Electric Company

Ticker Symbol:	GE	CUSIP:	369604103

Meeting Date:	04/22/2015	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

a) W. Geoffrey Beattie

b) John J. Brennan

c) James I. Cash, Jr.

d) Francisco D’Souza

e) Marijn E. Dekkers

f) Susan J. Hockfield

g) Jeffrey R. Immelt

h) Andrea Jung

i) Robert W. Lane

j) Rochelle B. Lazarus

k) James J. Mulva

l) James E. Rohr

m) Mary L. Schapiro

n) Robert J. Swieringa

o) James S. Tisch

p) Douglas A. Warner, III

		For	For	Management

2	Advisory Approval of Our Named Executives’ Compensation	For	For	Management

3	Ratification of Selection of Independent Auditor for 2015	For	For	Management

4	Cumulative Voting	Against	Against	Shareholder

5	Written Consent	Against	Against	Shareholder

6	One director from ranks of retirees	Against	Against	Shareholder

7	Holy Land principles	Against	Against	Shareholder

8	Limit equity vesting upon change in control	Against	Against	Shareholder

Issuer: Ingersoll-Rand PLC

Ticker Symbol:	IR	CUSIP:	G47791101

Meeting Date:	06/04/2015	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

a) Ann C. Berzin

b) John Bruton

c) Elaine L. Chao

d) Jared L. Cohon

e) Gary D. Forsee

f) Constance J. Horner

g) Linda P. Hudson

h) Michael W. Lamach

i) Myles P. Lee

j) John P. Surma

k) Richard J. Swift

l) Tony L. White

		For	For	Management

2	Advisory approval of the compensation of the Company’s named executive officers	For	For	Management

3	Approval of the appointment of independent auditors of the Company and authorization of the Audit Committee of the Board of Directors to set the auditors’ remuneration	For	For	Management

4	Approval of the renewal of the Directors’ existing authority to issue shares	For	For	Management

5	Approval of the renewal of the Directors’ existing authority to issue shares for the cash without first offering shares to existing shareholders (special resolution)	For	For	Management

6	Determination of the price range at which the Company can reissue shares that it holds as treasury shares (special resolution)	For	For	Management

Issuer: Jabil Circuit, Inc.

Ticker Symbol:	JBL	CUSIP:	466313103

Meeting Date:	01/22/2015	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1	Directors: a) Martha F. Brooks b) Mel S. Lavitt c) Timothy L. Main d) Mark T. Mondello e) Lawrence J. Murphy f) Frank A. Newman g) Steven A. Raymund h) Thomas A. Sansone i) David M. Stout	For	For	Management

2	To ratify the appointment of Ernst & Young LLP as the Company’s independent registered certified public accounting firm for the fiscal year ending August 31, 2015	For	For	Management

3	To approve (on an advisory basis) the Company’s executive compensation	For	For	Management

Issuer: Johnson & Johnson

Ticker Symbol:	JNJ	CUSIP:	478160104

Meeting Date:	04/23/2015	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

a) Mary Sue Coleman

b) D. Scott Davis

c) Ian E. L. Davis

d) Alex Gorsky

e) Susan L. Lindquist

f) Mark B. McClellan

g) Anne M. Mulcahy

h) William D. Perez

i) Charles Prince

j) A. Eugene Washington

k) Ronald A. Williams

		For	For	Management

2	Advisory Vote to Approve Named Executive Officer Compensation	For	For	Management

3	Ratification of Appointment of Independent Registered Public Accounting Firm for 2015	For	For	Management

4	Shareholder Proposal – Common sense policy regarding overextended directors	Against	Against	Shareholder

5	Shareholder Proposal – Alignment between corporate values and political contributions	Against	Against	Shareholder

6	Shareholder Proposal – Independent board chairman	Against	Against	Shareholder

Issuer: JPMorgan Chase & Co.

Ticker Symbol:	JPM	CUSIP:	46625H100

Meeting Date:	05/19/2015	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

a) Linda B. Bammann

b) James A. Bell

c) Crandall C. Bowles

d) Stephen B. Burke

e) James S. Crown

f) James Dimon

g) Timothy P. Flynn

h) Laban P. Jackson, Jr.

i) Michael A. Neal

j) Lee R. Raymond

k) William C. Weldon

		For	For	Management

2	Advisory resolution to approve executive compensation	For	For	Management

3	Ratification of independent registered public accounting firm	For	For	Management

4	Approval of Amendment to Long-Term Incentive Plan	For	For	Management

5	Independent board chairman – require an independent chair	Against	Against	Shareholder

6	Lobbying – report on policies, procedures and expenditures	Against	Against	Shareholder

7	Special shareowner meetings – reduce ownership threshold from 20% to 10%	Against	Against	Shareholder

8	How votes are counted – count votes using only for and against	Against	Against	Shareholder

9	Accelerated vesting provisions – report names of senior executives and value of equity awards that would vest if they resign to enter government service	Against	Against	Shareholder

10	Clawback disclosure policy – disclose whether the firm recouped any incentive compensation from senior executives	Against	Against	Shareholder

Issuer: Microsoft Corporation

Ticker Symbol:	MSFT	CUSIP:	594918104

Meeting Date:	12/03/2014	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

a) William H. Gates, III

b) Maria M. Klawe

c) Teri L. List-Stoll

d) G. Mason Morfit

e) Satya Nadella

f) Charles H. Noski

g) Helmut Panke

h) Charles W. Scharf

i) John W. Stanton

j) John W. Thompson

		For	For	Management

2	Advisory vote on executive compensation	For	For	Management

3	Ratification of Deloitte & Touche LLP as our independent auditor for fiscal year 2015	For	For	Management

4	Shareholder Proposal – Proxy access for shareholders	Against	Against	Shareholder

Issuer: Pepsico, Inc.

Ticker Symbol:	PEP	CUSIP:	713448108

Meeting Date:	05/06/2015	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

a) Shona L. Brown

b) George W. Buckley

c) Ian M. Cook

d) Dina Dublon

e) Rona A. Fairhead

f) Richard W. Fisher

g) Alberto Ibarguen

h) William R. Johnson

i) Indra K. Nooyi

j) David C. Page

k) Robert C. Pohlad

l) Lloyd G. Trotter

m) Daniel Vasella

n) Alberto Weisser

		For	For	Management

2	Ratification of the appointment of KPMG LLP as the Company’s independent registered public accountants for fiscal year 2015	For	For	Management

3	Advisory approval of the Company’s executive compensation	For	For	Management

4	Establish board committee on sustainability	Against	Against	Shareholder

5	Policy regarding limit on accelerated vesting of equity awards	Against	Against	Shareholder

6	Report on minimizing impacts of Neonics	Against	Against	Shareholder

Issuer: Stryker Corporation

Ticker Symbol:	SYK	CUSIP:	863667101

Meeting Date:	04/29/2015	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

a) Howard E. Cox, Jr.

b) Strikant M. Datar, Ph.D.

c) Roch Doliveux, DVM

d) Louise L. Francesconi

e) Allan C. Golston

f) Kevin A. Lobo

g) William U. Parfet

h) Andrew K. Silvernail

i) Ronda E. Stryker

		For	For	Management

2	Ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for 2015	For	For	Management

3	Approval, in an advisory vote, of the Company’s named executive officer compensation	For	For	Management

Issuer: Target Corporation

Ticker Symbol:	TGT	CUSIP:	87612E106

Meeting Date:	06/10/2015	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

a) Roxanne S. Austin

b) Douglas M. Baker, Jr.

c) Brian C. Cornell

d) Calvin Darden

e) Henrique De Castro

f) Mary E. Minnick

g) Anne M. Mulcahy

h) Derica W. Rice

i) Kenneth L. Salazar

j) John G. Stumpf

		For	For	Management

2	Company proposal to ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm	For	For	Management

3	Company proposal to approve, on an advisory basis, our executive compensation (“Say On Pay”)	For	For	Management

4	Company proposal to approve the amended and restated Target Corporation 2011 Long-Term Incentive Plan	For	For	Management

5	Shareholder proposal to adopt a policy for an independent chairman	Against	Against	Shareholder

6	Shareholder proposal to adopt a policy prohibiting discrimination “against” or “for” persons	Against	Against	Shareholder

Issuer: TE Connectivity Ltd.

Ticker Symbol:	TEL	CUSIP:	H84989104

Meeting Date:	03/03/2015	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

a) Pierre R. Brondeau

b) Juergen W. Gromer

c) William A. Jeffrey

d) Thomas J. Lynch

e) Yong Nam

f) Daniel J. Phelan

g) Lawrence S. Smith

h) Paula A. Sneed

i) David P. Steiner

j) John C. Van Scoter

k) Laura H. Wright

		For	For	Management

2	To elect Thomas J. Lynch as the Chairman of the Board of Directors	For	For	Management

3	To elect the individual members of the Management Development & Compensation Committee a) Daniel J. Phelan b) Paula A. Sneed c) David P. Steiner d) John C. Van Scoter	For	For	Management

4	To elect Dr. Jvo Grundler, of Ernst & Young Ltd., or another individual representative of Ernst & Young Ltd. if Dr. Grundler is unable to serve at the meeting, as the independent proxy at the 2016 Annual Meeting of TE Connectivity and any shareholder meeting that may be held prior to that meeting	For	For	Management

5.1	To approve the 2014 Annual Report of TE Connectivity Ltd. (excluding the statutory financial statements for the fiscal year ended September 26, 2014, and the consolidated financial statements for the fiscal year ended September 26, 2014)	For	For	Management

5.2	To approve the statutory financial statements of TE Connectivity Ltd. for the fiscal year ended September 26, 2014	For	For	Management

5.3	To approve the consolidated financial statements of TE Connectivity Ltd. for the fiscal year ended September 26, 2014	For	For	Management

6	To release the members of the Board of Directors and executive officers of TE Connectivity for activities during the fiscal year ended September 26, 2014	For	For	Management

Issuer: TE Connectivity Ltd. – Continued from previous page

Ticker Symbol:	TEL	CUSIP:	H84989104

Meeting Date:	03/03/2015	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
7.1	To elect Deloitte & Touche LLP as TE Connectivity’s independent registered public accounting firm for fiscal year 2015	For	For	Management

7.2	To elect Deloitte AG, Zurich, Switzerland, as TE Connectivity’s Swiss registered auditor until the next annual general meeting of TE Connectivity	For	For	Management

7.3	To elect PricewaterhouseCoopers AG, Zurich, Switzerland, as TE Connectivity’s special auditor until the next annual general meeting of TE Connectivity	For	For	Management

8	To approve amendments to the Articles of Association of TE Connectivity Ltd. to implement requirements under the Swiss ordinance regarding elections and certain other matters	For	For	Management

9	To approve amendments to the Articles of Association of TE Connectivity Ltd. to implement requirements under the Swiss ordinance regarding the compensation of members of the Board of Directors and the executive management of TE Connectivity Ltd., and certain other matters	For	For	Management

10	To approve amendments to the Articles of Association of TE Connectivity Ltd. regarding the vote standard for shareholder resolutions and elections	For	For	Management

11	To approve amendments to the Articles of Association of TE Connectivity Ltd. regarding the applicable vote standard for contested elections of directors, the chairperson of the board and the members of the management development and compensation committee	For	For	Management

12	An advisory vote to approve executive compensation	For	For	Management

13	A binding vote to approval fiscal year 2016 maximum aggregate compensation amount for executive management	For	For	Management

14	A binding vote to approve fiscal year 2016 maximum aggregate compensation amount for the Board of Directors	For	For	Management

15	To approve the carry forward of unappropriated accumulated earnings at September 26, 2014	For	For	Management

16	To approve a dividend payment to shareholders equal to $1.32 per issued share to be pain in four equal quarterly installments of $0.33 starting with the third fiscal quarter of 2015 and ending in the second fiscal quarter of 2016 pursuant to the terms of the dividend resolution	For	For	Management

Issuer: TE Connectivity Ltd. – Continued from previous page

Ticker Symbol:	TEL	CUSIP:	H84989104

Meeting Date:	03/03/2015	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
17	To approve a renewal of authorized capital and related amendment to the Articles of Association of TE Connectivity Ltd.	For	For	Management

18	To approve a reduction of share capital for shares acquired under TE Connectivity’s share repurchase program and related amendments to the Articles of Association of TE Connectivity Ltd.	For	For	Management

19	To approve any adjournments or postponements of the meeting	For	For	Management

Issuer: The Proctor & Gamble Company

Ticker Symbol:	PG	CUSIP:	742718109

Meeting Date:	10/14/2014	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

a) Angela F. Braly

b) Kenneth I. Chenault

c) Scott D. Cook

d) Susan Desmond-Hellmann

e) A. G. Lafley

f) Terry J. Lundgren

g) W. James McNerney, Jr.

h) Margaret C. Whitman

i) Mary Agnes Wilderotter

j) Patricia A. Woertz

k) Ernesto Zedillo

		For	For	Management

2	Ratify Appointment of the Independent Registered Public Accounting Firm	For	For	Management

3	Approve the Proctor & Gamble 2014 Stock and Incentive Compensation Plan	For	For	Management

4	Advisory Vote on Executive Compensation (The Say On Pay Vote)	For	For	Management

5	Shareholder Proposal – Report on unrecyclable packaging	Against	Against	Shareholder

6	Shareholder Proposal – Report on alignment between corporate values and political contributions	Against	Against	Shareholder

Issuer: The Walt Disney Company

Ticker Symbol:	DIS	CUSIP:	254687106

Meeting Date:	03/12/2015	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

a) Susan E. Arnold

b) John S. Chen

c) Jack Dorsey

d) Robert A. Iger

e) Fred H. Langhammer

f) Aylwin B. Lewis

g) Monica C. Lozano

h) Robert W. Matschullat

i) Sheryl K. Sandberg

j) Orin C. Smith

		For	For	Management

2	To ratify the appointment of PricewaterhouseCoopers LLP as the Company’s registered public accountants for 2015	For	For	Management

3	To approve the advisory resolution on executive compensation	For	For	Management

4	To approve the shareholder proposal relating to independent board chairman	Against	Against	Shareholder

5	To approve the shareholder proposal relating to acceleration of executive pay	Against	Against	Shareholder

Issuer: Wal-Mart Stores, Inc.

Ticker Symbol:	WMT	CUSIP:	931142103

Meeting Date:	06/05/2015	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

a) Aida M. Alvarez

b) James I. Cash, Jr.

c) Roger C. Corbett

d) Pamela J. Craig

e) Michael T. Duke

f) Timothy P. Flynn

g) Thomas W. Horton

h) Marissa A. Mayer

i) C. Douglas McMillon

j) Gregory B. Penner

k) Steven S. Reinemund

l) Kevin Y. Systrom

m) Jim C. Walton

n) S. Robson Walton

o) Linda S. Wolf

		For	For	Management

2	Ratification of Ernst & Young LLP as Independent Accountants	For	For	Management

3	Advisory Vote to Approve Named Executive Officer Compensation	For	For	Management

4	Approval of the Wal-Mart Stores, Inc. Stock Incentive Plan of 2015	For	For	Management

5	Request for Annual Report on Recoupment of Executive Pay	Against	Against	Shareholder

6	Proxy access for shareholders	Against	Against	Shareholder

7	Report on greenhouse gas emissions from international marine shipping	Against	Against	Shareholder

8	Request for annual report regarding incentive compensation plans	Against	Against	Shareholder

9	Independent chairman policy	Against	Against	Shareholder

Issuer: Wells Fargo & Company

Ticker Symbol:	WFC	CUSIP:	949746101

Meeting Date:	04/28/2015	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1

Directors:

a) John D. Baker, II

b) Elaine L. Chao

c) John S. Chen

d) Lloyd H. Dean

e) Elizabeth A. Duke

f) Susan E. Engel

g) Enrique Hernandez, Jr.

h) Donald M. James

i) Cynthia H. Milligan

j) Federico F. Pena

k) James H. Quigley

l) Judith M. Runstad

m) Stephen W. Sanger

n) John G. Stumpf

o) Susan G. Swenson

p) Suzanne M. Vautrinot

		For	For	Management

2	Vote on an advisory resolution to approve executive compensation	For	For	Management

3	Ratify the appointment of KPMG LLP as the Company’s independent registered public accounting firm for 2015	For	For	Management

4	Adopt a policy to require an independent chairman	Against	Against	Shareholder

5	Provide a report on the Company’s lobbying policies and practices	Against	Against	Shareholder

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allstate Assurance Company Separate Account B

By:	/s/ Lori B. Finlay
Lori B. Finlay
President and Chair, Board of Managers

Date: August 17, 2015

By:	/s/ Walter L. Rice
Walter L. Rice
Chief Financial Officer

Date: August 21, 2015